Restricted Net Asset Parent Only Financial Information (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Selling expenses	¥ 630,873	$ 90,865	¥ 854,315	¥ 1,095,145
General and administrative expenses	542,758	78,173	523,150	615,131
Research and development expenses	146,850	21,151	396,991	573,792
Total operating expenses	2,836,738	408,576	5,415,355	2,453,439
Interest income	6,595	950	22,632	35,026
Foreign currency exchange gain (losses)	6,000	864	(132,709)	(243,386)
Other income	14,716	2,120	5,700	10,038
Loss before income taxes	(2,029,498)	(292,309)	(5,166,816)	(1,313,857)
Equity in losses of subsidiaries	(17,554)	(2,528)	(829)	2,245
Income tax expense	12,895	1,857	731,191	89,723
Foreign currency exchange translation adjustment, net of nil tax	(223,436)	(32,181)	(121,215)	23,040
Cash flow hedging derivatives, net of nil tax	0	0	(749)	(273)
Comprehensive loss	(2,332,329)	(335,926)	(5,732,611)	(1,277,588)
Yingli Green Energy Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Selling expenses	29,261	4,214	76,890	282,636
General and administrative expenses	13,087	1,885	54,101	37,543
Research and development expenses	0	0	1,295	4,091
Total operating expenses	42,348	6,099	132,286	324,270
Interest expense	(47)	(7)	(2,810)	(4,328)
Interest income	0	0	0	1
Foreign currency exchange gain (losses)	4,792	690	12,895	8,771
Other income	421	61	406	284
Loss before income taxes	(37,182)	(5,355)	(121,795)	(319,542)
Equity in losses of subsidiaries	(2,060,472)	(296,770)	(5,478,731)	(980,267)
Income tax expense	0	0	0	0
Net loss	(2,097,654)	(302,125)	(5,600,526)	(1,299,809)
Foreign currency exchange translation adjustment, net of nil tax	(234,675)	(33,802)	(131,336)	22,494
Cash flow hedging derivatives, net of nil tax	0	0	(749)	(273)
Comprehensive loss	¥ (2,332,329)	$ (335,927)	¥ (5,732,611)	¥ (1,277,588)